Commitments and contingencies (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2015 action	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Rental expenses			¥ 493,248	¥ 248,264	¥ 191,253
Minimum lease payments under non-cancellable leases
Year ending December 31, 2018			527,348
Year ending December 31, 2019			220,556
Year ending December 31, 2020			116,459
Year ending December 31, 2021			72,325
Year ending December 31, 2022			44,678
Thereafter			41,453
Total minimum lease payments			1,022,819
Capital commitment
Commitment capital expenditures			2,345,658
Other commitments
Bank's lending portion under the arrangement			326,000
Purchase certain services from business partners		$ 60.0	¥ 390,400
Contingencies
Number of putative securities class actions filed | action	2
Minimum
Term of renewal		1 year	1 year
Maximum
Term of renewal		10 years	10 years
Other commitments
Overdue period (days)		80 days	80 days